Loan from the European Investment Bank (“EIB”) (Tables)	12 Months Ended
Dec. 31, 2024
Loan from the European Investment Bank (“EIB”) [Abstract]
Schedule of Contractual Payments of Principal and Interest	Contractual payments of principal and interest in the following years ($ in thousands) are as follows:
Year	2025	2026	2027	2028	Total
Amount	$208	$1,596	$1,527	$1,457	$4,788

Schedule of Liability Presented in the Balance Sheets is Comprised

The liability presented in the balance sheets is comprised as follows ($ in thousands):

	Effective interest rate	December 31
	%	2024	2023
Loan component	6.84	3,988	4,172
Royalties’ component	15.52	315	289
		4,303	4,461